Leasing - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 236	$ 263	$ 266
Variable lease expense	39	47	39
Sublease income	(33)	(35)	(33)
Finance lease expense:
Amortization of ROU assets	3	1	7
Total lease expense	$ 245	$ 276	$ 279